Schedule of basis and diluted net loss per ordinary shares (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income (loss)	$ 4,487,358		$ 2,631,928		$ 38,826,762	$ 14,417,786
Basic weighted average common shares	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Diluted weighted average common shares	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Basic net income (loss) per ordinary share	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)
Diluted net income (loss) per ordinary share	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)
InFint Acquisition Corporation [Member]
Allocation of net income (loss)						$ (3,147,500)	$ 1,111,964
Common Class A [Member] | InFint Acquisition Corporation [Member]
Allocation of net income (loss)						$ 2,003,234	$ (860,883)
Basic weighted average common shares						10,024,516	19,999,880
Diluted weighted average common shares						10,024,516	19,999,880
Basic net income (loss) per ordinary share						$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share						$ 0.20	$ (0.04)
Common Class B [Member] | InFint Acquisition Corporation [Member]
Allocation of net income (loss)						$ 1,165,646	$ (251,081)
Basic weighted average common shares						5,833,083	5,833,083
Diluted weighted average common shares						5,833,083	5,833,083
Basic net income (loss) per ordinary share						$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share						$ 0.20	$ (0.04)

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.